Income taxes - Major Components of Income Tax (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current income taxes	SFr 7,051	SFr 4,107	SFr 4,200
Deferred income taxes	3,589	(1,024)	420
Income taxes	SFr 10,640	SFr 3,083	SFr 4,620